Inventories, Net (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Inventories, Net [Abstract]
Inventories amount			¥ 7,840
Inventories disposed	¥ 778	$ 3,550